Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Issued capital [member] Preferred shares and other equity instruments [member]	Issued capital [member] Common shares [member]	Treasury instruments [member] Preferred shares and other equity instruments [member]	Treasury instruments [member] Common shares [member]	Retained earnings [member]	Other components of equity [member]	Equity attributable to shareholders [member]	Non-controlling interests [member]	FVOCI securities and loans [member] Other components of equity [member]	Foreign currency translation reserve [member] Other components of equity [member]	Cash flow hedge reserve [member] Other components of equity [member]
Balance at beginning of period (Previously stated [member]) at Oct. 31, 2022	$ 108,175	$ 7,323	$ 17,318	$ (5)	$ (334)	$ 78,037	$ 5,725	$ 108,064	$ 111	$ (2,357)	$ 5,688	$ 2,394
Balance at beginning of period (Transition adjustment [member]) at Oct. 31, 2022	(2,359)					(2,359)		(2,359)
Balance at beginning of period (Currently Restated [member]) at Oct. 31, 2022	105,816	7,323	17,318	(5)	(334)	75,678	5,725	105,705	111	(2,357)	5,688	2,394
Balance at beginning of period at Oct. 31, 2022			17,318	(5)	(334)
Changes in equity
Issues of share capital and other equity instruments	2,081		2,080			1		2,081
Sales of treasury shares and other equity instruments	4,174			515	3,659			4,174
Purchases of treasury shares and other equity instruments	(4,075)			(519)	(3,556)			(4,075)
Share-based compensation awards	4					4		4
Dividends on common shares	(7,443)					(7,443)		(7,443)
Dividends on preferred shares and distributions on other equity instruments	(257)					(236)		(236)	(21)
Other	(18)					(18)		(18)
Net income	14,612					14,605		14,605	7
Total other comprehensive income (loss), net of taxes	253					(876)	1,127	251	2	(159)	924	362
Balance at end of period (Previously stated [member]) at Oct. 31, 2023	115,147	7,323	19,398	(9)	(231)	81,715	6,852	115,048	99	(2,516)	6,612	2,756
Balance at end of period (Transition adjustment [member]) at Oct. 31, 2023						(656)	656			656
Balance at end of period (Currently Restated [member]) at Oct. 31, 2023	115,147	7,323	19,398	(9)	(231)	81,059	7,508	115,048	99	(1,860)	6,612	2,756
Balance at end of period at Oct. 31, 2023	115,147	7,323	19,398	(9)	(231)	81,715	6,852	115,048	99	(2,516)	6,612	2,756
Changes in equity
Issues of share capital and other equity instruments	4,330	2,720	1,628			(18)		4,330
Common shares purchased for cancellation	(140)		(13)			(127)		(140)
Redemption of preferred shares and other equity instruments	(1,021)	(1,023)				2		(1,021)
Sales of treasury shares and other equity instruments	6,717			1,245	5,472			6,717
Purchases of treasury shares and other equity instruments	(6,527)			(1,225)	(5,302)			(6,527)
Share-based compensation awards	69					69		69
Dividends on common shares	(7,916)					(7,916)		(7,916)
Dividends on preferred shares and distributions on other equity instruments	(328)					(322)		(322)	(6)
Other	24					24		24
Net income	16,240					16,230		16,230	10
Total other comprehensive income (loss), net of taxes	597					(393)	990	597		963	516	(489)
Balance at end of period at Oct. 31, 2024	$ 127,192	$ 9,020	$ 21,013	$ 11	$ (61)	$ 88,608	$ 8,498	$ 127,089	$ 103	$ (897)	$ 7,128	$ 2,267